POWERSHARES ACTIVELY MANAGED EXCHANGE-TRADED
FUND TRUST

SUPPLEMENT DATED APRIL 29, 2011 TO THE
PROSPECTUS DATED FEBRUARY 28, 2011 OF:

PowerShares Active AlphaQ Fund
PowerShares Active Alpha Multi-Cap Fund
PowerShares Active Low Duration Fund
PowerShares Active Mega Cap Fund
PowerShares Active U.S. Real Estate Fund

James W. Trowbridge will no longer be responsible for the day-to-day management of PowerShares Active U.S. Real Estate Fund effective May 2, 2011. Accordingly, all references to James W. Trowbridge are hereby deleted as of that date.

Please Retain This Supplement For Future Reference.

P-PS-PRO-STK-10 4/29/11

POWERSHARES ACTIVELY MANAGED EXCHANGE-TRADED
FUND TRUST

SUPPLEMENT DATED APRIL 29, 2011 TO THE STATEMENT OF
ADDITIONAL INFORMATION DATED FEBRUARY 28, 2011 OF:

PowerShares Active AlphaQ Fund
PowerShares Active Alpha Multi-Cap Fund
PowerShares Active Low Duration Fund
PowerShares Active Mega Cap Fund
PowerShares Active U.S. Real Estate Fund

James W. Trowbridge will no longer be responsible for the day-to-day management of PowerShares Active U.S. Real Estate Fund effective May 2, 2011. Accordingly, all references to James W. Trowbridge are hereby deleted as of that date.

Please Retain This Supplement For Future Reference.

P-PS-SOAI-STK-10 4/29/11